Document and Entity Information	Jan. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 18, 2022
Entity Registrant Name	Cullman Bancorp, Inc. /MD/
Entity Incorporation, State or Country Code	MD
Entity File Number	333-254220
Entity Tax Identification Number	26-4674701
Entity Address, Address Line One	316 SECOND AVENUE SW
Entity Address, City or Town	CULLMAN
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35055
City Area Code	256
Local Phone Number	734-1740
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001845799
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Trading Symbol	CULL
Security Exchange Name	NASDAQ